Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Narrative (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred	$ 967
Business Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred	(197)
2017-2019 Initiatives and Organizing for Growth Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred	695
2017-2019 Initiatives and Organizing for Growth Initiative [Member] | Manufacturing Optimization [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date	921
2017-2019 Initiatives and Organizing for Growth Initiative [Member] | Other Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date	1,200
Focused Company Plan [Member]
Restructuring Cost and Reserve [Line Items]
Expected cost	$ 1,400
Percentage of non-cash restructuring charges expected	10.00%
Restructuring charges incurred	$ 87
Array [Member] | Business Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred	288
Hospira [Member] | Business Integration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges incurred	$ 94